Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Teekay Nakilat Capital Lease (Details) - Teekay LNG £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel agreement	Dec. 31, 2017 GBP (£) agreement	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Share of potential exposure	70.00%
Number of vessels | vessel	3
RasGas II LNG Carriers | Foreign Tax Authority
Loss Contingencies [Line Items]
Estimated shares of lease rental increase claim	$ 50.0
Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Number of lease agreements | agreement	3	3
Lease term	30 years
Tax indemnification	$ 62.7	£ 46.4	$ 13.3	£ 10.8
Security Deposit | Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Restricted cash	$ 7.0		$ 6.8